Guarantees and Commitments (Guarantees to third parties) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Guarantor Obligations [Line Items]
Standby letters of credit and other guarantees	$ 13	$ 19
Maximum [Member]
Guarantor Obligations [Line Items]
Standby letters of credit and other guarantees	$ 208	$ 268